Note 9 - Loss Per Share	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
9.
Loss Per Share

Basic and diluted loss per common share is computed as follows:

	For the three months ended March 31,
	2016	2017

Net loss attributable to common shareholders	(3,262,027)	(2,627,562)
Weighted average common shares – Outstanding	8,104,860	10,999,554
Basic and diluted loss per share	(0.40)	(0.24)

The Company excluded the effect of
90,900
and
116,280
non-vested stock awards as of
March 31, 2016
and
2017,
respectively, as they were anti-dilutive.